SHARE CAPITAL (Details Narrative)						3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 19, 2024 USD ($) shares	Aug. 21, 2024 USD ($) shares	Aug. 07, 2024 $ / shares	Apr. 29, 2024 USD ($) shares	Feb. 26, 2024 USD ($) shares	Mar. 31, 2025 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 shares	Mar. 27, 2024 $ / shares	Mar. 26, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 5,272,234	$ 2,720,050		$ 4,882,168	$ 4,877,475
Issuance cost	755,387	343,676		779,615		$ 306	$ 266,651	$ 856,766
Net proceeds from issue of ordinary shares	$ 4,516,837	2,376,374		4,102,553	4,124,977
Other income loss				671,747	441,166	(24,450)	(552,295)
Adjustments for share based payments						$ 288,883	198,907
Restricted share units vesting period award date description						RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time.
Exercise price, description			On August 7, 2024, the exercise price of the April 29, 2024 warrants were amended to CAD $0.2250 or CAD $5.625 on a post share consolidation basis.
Description of warrant	warrants were amended to CAD$3.3086 from CAD$5.625 and CAD$5.6925 respectively
Weighted average remaining contractual life of warrants						4 years 3 months			4 years 6 months
Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 4,942,719	2,559,974		4,422,815	2,859,509
Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 1,977,088	$ 591,265		$ 1,248,343	$ 431,084
Warrant exercise price | $ / shares						$ 4.4025				$ 0.1761	$ 0.36
October Warrants [member]
IfrsStatementLineItems [Line Items]
New exercise price of warrants | $ / shares			$ 5.6925
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares	1,200,000	320,000		258,000	88,000
Proceeds from issue of ordinary shares	$ 329,515	$ 160,076		$ 396,137	$ 2,017,966
Issuance cost					$ 752,498
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of shares exercise | shares									1,991,668
Number of stock issued | shares	400,000	346,667		282,541	448,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance cost						$ 306	$ 338,836	$ 1,294,035
Shares returned to treasury shares | shares							(36,000)		(36,000)
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares						6,029			25,353
Share-based payment expense						$ 287,869	$ 172,218
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share based payments						$ 1,013	$ 26,689